Fair Value Measurements (Details Textual) (Fair Value, Measurements, Recurring [Member])	3 Months Ended
Mar. 31, 2014
Fair Value, Measurements, Recurring [Member]
Fair Value measurements (Textuals)
Issuance of series A warrants and placement agent warrants shares	2,062,108